SUPPLEMENT

Dated May 25, 2007

to the Class I Shares Prospectus dated March 1, 2007 (the “Prospectus”)

For Hartford Mutual Funds

The Prospectus referenced above is revised as follows effective June 30, 2007:

Hartford International Capital Appreciation Fund

On May 9, 2007 the Board of Directors approved a resolution changing the name of the “Hartford International Capital Appreciation Fund” to “Hartford International Growth Fund”.

Accordingly, on the front cover of the Prospectuses the fund’s name is changed to Hartford International Growth Fund and conforming changes are made throughout the Prospectuses.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

Dated May 25, 2007

to the

Class A, Class B and Class C Shares Prospectuses dated March 1, 2007

Class R3, Class R4, Class R5 and Class Y Shares Prospectus dated March 1, 2007

Class Y Shares Prospectus dated March 1, 2007

For Hartford Mutual Funds (collectively the “Prospectuses”)

The Prospectuses referenced above are revised as follows:

Hartford Global Leaders Fund

1.             On May 9, 2007 the Board of Directors approved a resolution changing the name of the “Hartford Global Leaders Fund” to “Hartford Global Growth Fund”.

Accordingly, effective June 30, 2007, on the front cover of the Prospectuses the fund’s name is changed to Hartford Global Growth Fund and conforming changes are made throughout the Prospectuses.

2.             Effective June 1, 2007, Matthew D. Hudson, CFA will assume lead portfolio management responsibilities of the fund. Andrew S. Offit and Jean-Marc Berteaux will continue to be involved in portfolio management and securities analysis for the fund.  In connection with this change, the Principal Investment Strategy is revised to the following:

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. The fund’s investment process emphasizes bottom-up research with a focus on companies with improving fundamentals exemplified by identifiable catalysts and strong earnings growth.  Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among a number of different countries throughout the world, which may include the United States. There are no limits on the amount of the fund’s assets that may be invested in each country. The fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations greater than $2 billion.

3.             Under the heading “Management of the Funds - Portfolio Managers of the Funds,” the information related to Mr. Hudson and Mr. Offit is replaced with the following:

Matthew D. Hudson, CFA, Vice President and Equity Portfolio Manager of Wellington Management, joined Wellington Management as an investment professional in 2005.  Mr. Hudson has served as portfolio manager of the fund since June 2007 and has been involved in portfolio management and securities analysis for the fund since 2006.  Prior to joining the firm, Mr. Hudson was a portfolio manager and analyst at American Century Investment Management (2000-2005).

Andrew S. Offit, CPA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved with portfolio management and securities analysis for the fund since it’s inception in 1998.  Mr. Offit joined Wellington Management as an investment professional in 1997.

Hartford International Capital Appreciation Fund

On May 9, 2007 the Board of Directors approved a resolution changing the name of the “Hartford International Capital Appreciation Fund” to “Hartford International Growth Fund”.

Accordingly, effective June 30, 2007, on the front cover of the Prospectuses the fund’s name is changed to Hartford International Growth Fund and conforming changes are made throughout the Prospectuses.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

Dated May 25, 2007

to the

Combined Statement of Additional Information (the “SAI”)

For Hartford Mutual Funds, Inc. and Hartford Mutual Funds II, Inc.

Dated May 1, 2007

The SAI referenced above is revised as follows effective June 30, 2007:

Hartford Global Leaders Fund

On May 9, 2007 the Board of Directors approved a resolution changing the name of the “Hartford Global Leaders Fund” to “Hartford Global Growth Fund”.

Accordingly, on the front cover of the SAI the fund’s name is changed to Hartford Global Growth Fund and conforming changes are made throughout the SAI.

Hartford International Capital Appreciation HLS Fund

On May 9, 2007 the Board of Directors approved a resolution changing the name of the “Hartford International Capital Appreciation Fund” to “Hartford International Growth Fund”.

Accordingly, on the front cover of the SAI the fund’s name is changed to Hartford International Growth Fund and conforming changes are made throughout the SAI.

This Supplement should be retained with your SAI for future reference.